Item 1. Schedule of Investments


T. Rowe Price U.S. Treasury Intermediate Fund
(Unaudited)
August 31, 2004
PORTFOLIO OF INVESTMENTS (1)
                                                   $ Par/Shares     Value
 (Amounts in 000s)

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED)  87.8%
 U.S. Treasury Obligations  87.8%
 U.S. Treasury Bonds
 9.375%, 2/15/06 ++                                    27,500        30,323

 13.875%, 5/15/11                                      7,000         8,363

 U.S. Treasury Inflation-Indexed Notes
 1.875%, 7/15/13                                       6,093         6,186

 2.00%, 7/15/14                                        6,038         6,163

 U.S. Treasury Notes
 3.125%, 9/15/08                                       9,800         9,815

 4.25%, 8/15 - 11/15/13                                30,400        30,793

 4.75%, 11/15/08                                       10,000        10,638

 4.875%, 2/15/12                                       12,850        13,697

 5.50%, 2/15/08                                        33,550        36,387

 5.625%, 5/15/08                                       24,750        27,032

 6.00%, 8/15/09                                        18,600        20,855

 6.125%, 8/15/07                                       11,275        12,348

 6.50%, 10/15/06                                       25,000        27,070

 6.625%, 5/15/07                                       16,500        18,199

 Stripped Interest, STEP, 0.00%, 11/15/11              7,900         7,485

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed) (Cost  $259,043)                        265,354

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES
6.0%
 U.S. Government Obligations 6.0% Government National Mortgage Assn.
 6.00%, 12/15/08 - 11/15/17                            8,332         8,825

 6.50%, 6/15/08 - 1/15/32                              929           982

 7.00%, 3/15/13 - 9/15/16                              780           835

 7.50%, 10/15/07 - 11/15/17                            373           401

 8.00%, 2/15/08 - 10/15/25                             227           250

 8.50%, 7/15/08 - 4/15/23                              142           156

 9.00%, 1/15/05 - 2/20/27                              25            28

 9.50%, 6/15/05 - 5/15/25                              111           123

 10.00%, 9/15/05 - 8/15/19                             9             9

 10.50%, 2/20/16 - 6/20/19                             89            101

 11.00%, 12/15/09 - 12/15/19                           154           174

 11.50%, 3/15/10 - 2/15/18                             282           323

12.50%, 10/15/13 - 3/15/15                             25            29

 CMO
 2.212%, 10/16/17                                      4,161         4,016

 VR, 2.946%, 3/16/19                                   1,900         1,856

  TBA, 6.50%, 1/1/34                                   148           156

 Total U.S. Government & Agency Mortgage-Backed
Securities
 (Cost  $18,038)                                                     18,264

 Money Market Funds 5.1%
 T. Rowe Price Government Reserve Investment
 Fund, 1.44% #                                         15,322        15,322

 Total Money Market Funds (Cost $15,322)                             15,322

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (13)

 Total Futures Contracts                                             (13)

 Total Investments in Securities
 98.9% of Net Assets (Cost $292,403)                   $             298,927

 (2) Open Futures Contracts at August 31, 2004 were as follows:

 ($ 000s)
                                                         Contract   Unrealized
                                        Expiration       Value      Gain (Loss)
Short, 30 U.S. Treasury Note            12/04       $    (3,369)   $ (15)
ten year contracts, $235 par of
9.375% U.S. Treasury Bonds pledged
as initial margin
Net payments (receipts) of variation
margin to date                                                       2
Variation margin receivable (payable)
on open futures contracts                                         $ (13)


 (1)    Denominated in U.S. dollars unless otherwise noted
 #      Seven-day yield
 ++     All or a portion of this security is pledged to
        cover margin requirements on futures contracts at
        August 31, 2004.
 CMO    Collateralized Mortgage Obligation
 STEP   Stepped coupon bond for which the coupon rate of
        interest will adjust on specified future date(s)
 TBA    To Be Announced security was purchased on a
        forward commitment basis
 VR     Variable Rate

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Intermediate Fund
(Unaudited)
August 31, 2004

NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.
Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES
At August 31, 2004, the cost of investments for federal income tax purposes was $292,403,000. Net unrealized gain aggregated $6,522,000 at period-end, of which $7,451,000 related to appreciated investments and $929,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.


T. Rowe Price U.S. Treasury Long-Term Fund
(Unaudited)
August 31, 2004
ORTFOLIO OF INVESTMENTS (1)                        $ Par/Shares      Value
 (Amounts in 000s)

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED)  87.5%
 U.S. Treasury Obligations  87.5%
 U.S. Treasury Bonds
 5.375%, 2/15/31                                       750           798

 6.00%, 2/15/26                                        14,500        16,412

 6.25%, 8/15/23 - 5/15/30                              25,025        29,173

 7.125%, 2/15/23                                       31,400        39,824

 7.625%, 2/15/25                                       21,375        28,706

 7.875%, 2/15/21                                       7,650         10,311

 8.75%, 5/15/17                                        7,755         10,932

 8.875%, 2/15/19 ++                                    28,225        40,701

 U.S. Treasury Inflation-Indexed Bonds, 2.375%, 5,233 5,427 1/15/25
 U.S. Treasury Inflation-Indexed Notes
 1.875%, 7/15/13                                       3,202         3,250

 2.00%, 7/15/14                                        6,541         6,677

 U.S. Treasury Notes, 2.125%, 10/31/04                 15,800        15,815

 Total U.S. Government & Agency Obligations (excluding
Mortgage-Backed)
 (Cost  $186,582)                                                    208,026

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 8.0% U.S. Government Obligations 8.0% Government National Mortgage Assn.
 6.00%, 11/15/12 - 1/15/18                             6,846         7,256

 6.50%, 7/15/09 - 1/15/32                              1,090         1,162

 7.00%, 11/20/23 - 3/15/31                             9             9

 8.00%, 8/15/05 - 3/15/17                              116           126

 8.50%, 12/15/05 - 2/15/27                             628           682

 9.00%, 12/15/04 - 8/15/25                             1,027         1,151

 10.00%, 12/15/17 - 7/15/22                            143           161

 10.50%, 5/15/15 - 7/15/19                             50            57

 11.50%, 10/15/10 - 8/15/15                            20            23

 CMO
 4.485%, 10/16/33                                      1,500         1,399

 4.994%, 3/16/30                                       1,250         1,257

 5.50%, 2/20/30                                        2,550         2,656

 6.50%, 5/20/28                                        2,878         3,005

 TBA, 6.50%, 1/1/34                                    88            92

 Total U.S. Government & Agency Mortgage-Backed                      19,036
Securities (Cost  $18,467)

SHORT-TERM INVESTMENTS  4.2%
 Money Market Funds  4.2%
 T. Rowe Price Government Reserve Investment Fund, 1.44% 9,915        9,915
#
 Total Short-Term Investments (Cost $9,915)                           9,915

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
contracts (2)
                                                                      (32)
 Total Futures Contracts                                              (32)

 Total Investments in Securities
 99.7% of Net Assets (Cost $214,964)                     $            236,945


 (2) Open Futures Contracts at
August 31, 2004 were as follows:
 ($ 000s)
                                                   Contract   Unrealized
                                     Expiration    Value      Gain (Loss)
                                     12/04      $  (5,009)      $ (57)
Short, 45 U.S. Treasury Bond
contracts, $485 par of 8.875% U.S.
Treasury Bonds pledged as
initial margin

Net payments (receipts) of variation
margin to date                                                       25

Variation Margin Receivable (payable)
on open futures contracts                                          (32)


 (1)   Denominated in U.S. dollars unless otherwise noted
 #     Seven-day yield
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.
 CMO   Collateralized Mortgage Obligation
 TBA To Be Announced security was purchased on a forward commitment basis


The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Long-Term Fund (Unaudited) August 31, 2004

NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Long-term Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income consistent with maximum credit protection.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES
At August 31, 2004, the cost of investments for federal income tax purposes was $214,964,000. Net unrealized gain aggregated $21,956,000 at period-end, of which $22,179,000 related to appreciated investments and $223,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.


 T. Rowe Price U.S. Treasury Money Fund
 (Unaudited)                                           August 31,    2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 U.S. TREASURY OBLIGATIONS  102.4%
 U.S. Treasury Bills
 1.00%, 9/9/04                                        $20,000        19,996

 1.009%, 9/2/04                                        1,071         1,071

 1.011%, 9/9/04                                        892           892

 1.015%, 9/2/04                                        5,000         5,000

 1.027%, 9/2/04                                        25,000        24,999

 1.028%, 9/2 - 10/14/04                                43,555        43,506

 1.305%, 9/9/04                                        1,224         1,224

 1.31%, 9/2/04                                         377           377

 1.315%, 9/9/04                                        50,000        49,985

 1.32%, 9/2/04                                         1,610         1,610

 1.325%, 9/2 - 10/21/04                                90,000        89,907

 1.33%, 9/23/04                                        58            58

 1.338%, 9/2/04                                        50,000        49,998

 1.34%, 9/16/04                                        50,000        49,972

 1.365%, 9/23/04                                       115,000       114,904

 1.366%, 9/16/04                                       100,000       99,943

 1.397%, 10/21/04                                      25,000        24,951

 1.405%, 9/23 - 11/4/04                                45,604        45,491

 1.41%, 9/23/04                                        3,213         3,210

 1.453%, 11/4/04                                       30,000        29,923

 1.508%, 11/26/04                                      35,000        34,874

 1.53%, 11/26/04                                       40,000        39,854

 1.575%, 12/2/04                                       25,000        24,900

 1.335%, 10/28/04                                      50,000        49,894

 1.435%, 10/28/04                                      25,000        24,943

 U.S. Treasury Notes
 1.875%, 9/30/04                                       75,000        75,049

 2.00%, 11/30/04                                       75,000        75,176

 Total U.S. Treasury Obligations (Cost  $981,707)                    981,707

 Total Investments in Securities
 102.4% of Net Assets (Cost $981,707)                  $             981,707


 (1) Denominated in U.S. dollars unless otherwise noted


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price U.S. Treasury Money Fund
(Unaudited) August 31, 2004

NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES
At August 31, 2004, the cost of investments for federal income tax purposes was $981,707,000.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 22, 2004